Earnings Per Share - Schedule of reconciliation of basic weighted average common shares outstanding to diluted weighted average shares outstanding (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Net loss (attributable to common stockholders)	$ (55,440,000)	$ (3,003,000)	$ (291,636,000)	$ (6,329,000)	$ (94,461,205)	$ (12,284,998)
Weighted average shares outstanding - basic	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Weighted average shares outstanding - diluted	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Basic loss per share	$ (5.94)	$ (0.40)	$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Fully diluted loss per share	$ (5.94)	$ (0.40)	$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)